SUBSEQUENT EVENTS	2 Months Ended	6 Months Ended			12 Months Ended
	Nov. 30, 2024	Jun. 30, 2025	May 31, 2025	Mar. 31, 2025	Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

4. SUBSEQUENT EVENTS

The Company assessed all events from November 30, 2024, up through February 28, 2025, which is the date these CFS are available to be issued, unless as disclosed below, there are not any material subsequent events that require disclosure in these CFS.

On January 20, 2025, SPAC entered into the Subscription Agreement with Maius, Pubco and the Investor, pursuant to which,among other things, the Investor agreed to subscribe for and purchase, and Pubco agreed to issue and sell to the Investor, 30,000 ordinary shares of Pubco, par value $0.0001 per share, at $10.00 per share in the Private Placement in connection with a financing effort related to the transactions contemplated by the BCA. The closing of the Private Placement is conditioned upon, among other things, the completed or concurrent consummation of the Transactions set forth in the BCA.

4. SUBSEQUENT EVENTS

The Company assessed all events from May 31, 2025, up through September 25, 2025, which is the date these CFS are available to be issued, unless as disclosed below, there are not any material subsequent events that require disclosure in these CFS.

Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

(15) Subsequent Events

The Company assessed all events from March 31, 2025, up through September 25, 2025, which is the date that these CFS are available to be issued, unless as disclosed below, there are not any material subsequent events that require disclosure in these CFS.

On September 16, 2025, the Company issued an unsecured RMB 8.0 million convertible promissory note to an individual investor. The note matures on September 16, 2026, with no interest, and is convertible at the holder’s option at any time until September 9, 2026 at $10 per share.

(14) Subsequent Events

The Company assessed all events from September 30, 2024, up through February 28, 2025, which is the date these CFS are available to be issued, unless as disclosed below, there are not any material subsequent events that require disclosure in these CFS.

The Company established several new entities after the reporting period, which are as follows:

Maius Pharmaceutical Technology (Guangdong Hengqin) Co., Ltd was established on December 05, 2024, in Guangdong Hengqin, owned by Maius Pharmaceutical （MACAO）Co., Limited.

On December 9, 2024, 892 shares were issued to Wishluck Limited for RMB15,000,000 ($2,087,102).

DT Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited financial statements were issued. Other than as described in these unaudited financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited financial statements.

On July 31, 2025, the Company issued unsecured promissory note (the “Note”) in an amount of $90,900 to Maius. This Note do not bear interest and mature upon the closing of a business combination by the Company.

On August 21, 2025, in connection with the shareholders vote at the Company’s Extraordinary General Meeting, 689,033 shares were redeemed by certain shareholders at a price of approximately $11.00 per share, for an aggregate amount of approximately $7.6 million.

On August 21, 2025, the Company held an extraordinary general meeting of shareholders the Extraordinary General Meeting and obtain approval by special resolution, the Company’s amended and restated memorandum and articles of association to extend the maximum period the Company may extend the period of time to consummate a Business Combination, on a month-to-month basis and subject to the sponsor depositing additional funds for each one-month extension into the trust account, from up to fifteen times (i.e., until August 23, 2026) to up to twenty-four times (i.e., until February 23, 2027), by amending the Amended and Restated Memorandum and Articles of Association.

On August 21, 2025, the Company held an extraordinary general meeting of shareholders the Extraordinary General Meeting and obtain approval by special resolution, the monthly fee (the “Monthly Extension Fee”) payable by our sponsor (the “Sponsor”) and/or its designee into the Trust Account to extend the date by which the Company must consummate its initial business combination (the “Combination Period”) (the “Extension Fee Waiver”). The Extension Fee Waiver will become operative for the Monthly Extension Fee beginning on August 23, 2025, and the 23rd of each succeeding month until the earlier of the closing of an initial business combination or February 23, 2027.

As of the date that these unaudited financial statements were issued, the Company has not deposited the July 2025 required extension fee to the Trust Account.

NOTE 10 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the   financial statements.

On January 20, 2025, the Company entered into certain Subscription Agreement (the “Subscription Agreement”) with Maius, Pubco and certain investor (the “Investor”), pursuant to which, among other things, the Investor agreed to subscribe for and purchase, and Pubco agreed to issue and sell to the Investor, 30,000 ordinary shares of Pubco, par value $0.0001 per share, at a purchase price equal to $10.00 per share in a private placement (the “Private Placement”) in connection with a financing effort related to the transactions contemplated by the Business Combination Agreement. The closing of the Private Placement is conditioned upon, among other things, the completed or concurrent consummation of the Transactions set forth in the Business Combination Agreement.

On February 22, 2025, the Company deposited $207,000 into the Trust Account in order to extend the amount of available time to complete a business combination until March 23, 2025.

On March 20, 2025, the Company held an extraordinary general meeting of shareholders and passed a special resolution to amend our amended and restated memorandum and articles of association then effective, giving the Company the right to extend the date by which it has to complete a business combination up to May 23, 2026.

On March 25, 2025, the Company deposited $150,949 into the Trust Account in order to extend the amount of available time to complete a business combination until April 23, 2025.

On March 24, 2025, in connection with the stockholders vote at the Extraordinary General Meeting, 1,868,367 shares were redeemed by certain shareholders at a price of approximately $10.61 per share, including interest generated and extension payments deposited in the Trust Account, in an aggregate amount of $19,821,345.